Supplement to John Hancock Growth Funds Prospectus


                    Growth Fund--Portfolio Manager (page 10)

Bernice S. Behar will lead the portfolio management team for Growth Fund until December 31, 1996. After that date, Ms. Behar will continue to lead the portfolio management teams for Discovery Fund, Emerging Growth Fund and Global Marketplace Fund. Ms. Behar, who joined John Hancock Funds in 1991, is a senior vice president of the adviser. She has been in the investment business since 1986.


December 2, 1996

GROPS 12/96

                        JOHN HANCOCK


                        GROWTH
                        FUNDS


                        [LOGO]


                        DISCIPLINED GROWTH FUND

                        DISCOVERY FUND

                        EMERGING GROWTH FUND

                        GROWTH FUND

                        REGIONAL BANK FUND

                        SPECIAL EQUITIES FUND

                        SPECIAL OPPORTUNITIES FUND




PROSPECTUS
JULY 1, 1996*


This prospectus gives vital information about these funds. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that these funds:
-   are not bank deposits
-   are not federally insured
-   are not endorsed by any bank or government agency
-   are not guaranteed to achieve their goal(s)


Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

*DECEMBER 2, 1996 FOR DISCOVERY FUND AND EMERGING GROWTH FUND.



[JOHN HANCOCK FUNDS LOGO]
   101 Huntington Avenue, Boston, Massachusetts 02199-7603

CONTENTS
--------------------------------------------------------------------------------




A fund-by-fund look at           Disciplined Growth Fund                       4
goals, strategies, risks,
expenses and financial           Discovery Fund                                6
history.
                                 Emerging Growth Fund                          8

                                 Growth Fund                                  10

                                 Regional Bank Fund                           12

                                 Special Equities Fund                        14

                                 Special Opportunities Fund                   16



Policies and instructions for    Your account
opening, maintaining and
closing an account in any        Choosing a share class                       18
growth fund.
                                 How sales charges are calculated             18

                                 Sales charge reductions and waivers          19

                                 Opening an account                           19

                                 Buying shares                                20

                                 Selling shares                               21

                                 Transaction policies                         23

                                 Dividends and account policies               23

                                 Additional investor services                 24




Details that apply to the        Fund details
growth funds as a group.
                                 Business structure                           25

                                 Sales compensation                           26

                                 More about risk                              28




                                 For more information                 back cover

OVERVIEW
--------------------------------------------------------------------------------

GOAL OF THE GROWTH FUNDS

John Hancock growth funds seek long-term growth by investing primarily in common stocks. Each fund has its own strategy and its own risk/reward profile. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:

-  have longer time horizons

- are willing to accept higher short-term risk along with higher potential long-term returns

-  want to diversify their portfolios

- are seeking funds for the growth portion of an asset allocation portfolio

-  are investing for retirement or other goals that are many years in the future

Growth funds may NOT be appropriate if you:

-  are investing with a shorter time horizon in mind

-  are uncomfortable with an investment that will go up and down in value


THE MANAGEMENT FIRM

All John Hancock growth funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company and manages more than $19 billion in assets.


FUND INFORMATION KEY
Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[GRAPHIC]
GOAL AND STRATEGY The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC]
PORTFOLIO SECURITIES The primary types of securities in which the fund invests. Secondary investments are described in "More about risk" at the end of the prospectus.

[GRAPHIC]
RISK FACTORS The major risk factors associated with the fund.

[GRAPHIC]
PORTFOLIO MANAGEMENT The individual or group (including subadvisers, if any) designated by the investment adviser to handle the fund's day-to-day management.

[GRAPHIC]
EXPENSES The overall costs borne by an investor in the fund, including sales charges and annual expenses.

[GRAPHIC]
FINANCIAL HIGHLIGHTS A table showing the fund's financial performance for up to ten years, by share class. A bar chart showing total return allows you to compare the fund's historical risk level to those of other funds.

DISCIPLINED GROWTH FUND
REGISTRANT NAME: FREEDOM INVESTMENT TRUST
                                   TICKER SYMBOL  CLASS A: SVAAX  CLASS B: FEQVX
--------------------------------------------------------------------------------

GOAL AND STRATEGY
[GRAPHIC]
The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in established, growing companies that have demonstrated superior earnings growth and stability. Under normal circumstances, the fund invests at least 65% of assets in these companies, without concentration in any one industry. The fund also looks for the following characteristics:
-  predictability of earnings
-  a low level of debt
-  seasoned management
-  a strong market position

Many of the fund's investments are in medium or large capitalization companies. The fund invests for income as a secondary goal.

PORTFOLIO SECURITIES
[GRAPHIC]
The fund invests primarily in the common stocks of U.S. companies. It may also invest in warrants, preferred stocks and investment-grade convertible debt securities. Foreign investments typically have not exceeded 10% of assets.

For liquidity and flexibility, the fund may place up to 15% of net assets in cash or in investment-grade short-term securities. In abnormal market conditions, it may invest up to 80% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS
[GRAPHIC]
As with any growth fund, the value of your investment will fluctuate in response to stock market movements. To the extent that the fund invests in higher-risk securities, it takes on additional risks that could adversely affect its performance. Before you invest, please read "More about risk" starting on page 28.

PORTFOLIO MANAGEMENT
[GRAPHIC]
John F. Snyder III and Jere E. Estes are the leaders of the fund's portfolio management team. Mr. Snyder is an executive vice president of the adviser and has been a team member since July 1992. He has been an investment manager since 1971. Mr. Estes has been a part of the fund's management team since joining John Hancock in July 1992. He has been in the investment business since 1967.

--------------------------------------------------------------------------------

INVESTOR EXPENSES
[GRAPHIC]
Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

SHAREHOLDER TRANSACTION EXPENSES                CLASS A      CLASS B

 Maximum sales charge imposed on purchases
 (as a percentage of offering price)             5.00%         none

 Maximum sales charge imposed on
 reinvested dividends                            none          none

 Maximum deferred sales charge                   none(1)       5.00%

 Redemption fee(2)                               none          none

 Exchange fee                                    none          none


ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)

 Management fee                          0.75%        0.75%

 12b-1 fee(3)                            0.30%        1.00%

 Other expenses                          0.40%        0.40%

 Total fund operating expenses           1.45%        2.15%


EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.



SHARE CLASS                      YEAR 1    YEAR 3     YEAR 5   YEAR 10

 Class A shares                   $64       $94        $125     $215

 Class B shares
   Assuming redemption
   at end of period               $72       $97        $135     $231

   Assuming no redemption         $22       $67        $115     $231

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.



(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.



4  DISCIPLINED GROWTH FUND

FINANCIAL HIGHLIGHTS
[GRAPHIC]
The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.


VOLATILITY, AS INDICATED BY CLASS B YEAR-BY-YEAR TOTAL INVESTMENT RETURN (%) (scale varies from fund to fund)


                                   [BAR CHART]

(16.44)(4)    26.69   14.27   (16.46)    30.21   7.22   12.34   0.78   11.51



CLASS A - YEAR ENDED OCTOBER 31,                                         1992(1)         1993            1994         1995
---------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE

 Net asset value, beginning of period                                  $ 12.81        $  10.99        $  12.39     $  12.02

 Net investment income (loss)                                             0.06(2)         0.08(2)         0.10         0.08(2)

 Net realized and unrealized gain (loss) on investments                  (0.06)           1.34            0.07         1.29

 Total from investment operations                                         0.00            1.42            0.17         1.37

 Less distributions:

   Dividends from net investment income                                  (0.07)          (0.02)          (0.10)       (0.10)

   Distributions from net realized gain on investments sold              (1.74)           --             (0.44)       (0.52)

   Distributions from capital paid-in                                    (0.01)           --              --           --

   Total distributions                                                   (1.82)          (0.02)          (0.54)       (0.62)

 Net asset value, end of period                                        $ 10.99        $  12.39        $  12.02     $  12.77

 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(3) (%)                        0.19(4)        12.97            1.35        12.21

 RATIOS AND SUPPLEMENTAL DATA

 Net assets, end of period (000s omitted) ($)                            1,771          23,372          23,292       27,692

 Ratio of expenses to average net assets (%)                              1.73(5)         1.60            1.53         1.46

 Ratio of net investment income (loss) to average net assets (%)          0.62(5)         0.64            0.83         0.69

 Portfolio turnover rate (%)                                               246              71              60           65

 Average brokerage commission rate(6) ($)                                  N/A             N/A             N/A          N/A


CLASS B - YEAR ENDED OCTOBER 31,                                   1987(1)          1988         1989        1990        1991
------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE

 Net asset value, beginning of period                              $ 10.00        $  8.34      $ 10.29     $ 11.52     $  9.22

 Net investment income (loss)                                         0.06           0.13         0.19        0.18        0.07

 Net realized and unrealized gain (loss) on investments              (1.70)          2.05         1.25       (2.00)       2.67

 Total from investment operations                                    (1.64)          2.18         1.44       (1.82)       2.74

 Less distributions:

   Dividends from net investment income                              (0.02)         (0.09)       (0.12)      (0.20)      (0.20)

   Distributions from net realized gain on investments sold            --           (0.14)       (0.09)      (0.28)      (0.05)

   Distributions from capital paid-in                                  --             --           --          --          --

   Total distributions                                               (0.02)         (0.23)       (0.21)      (0.48)      (0.25)

 Net asset value, end of period                                    $  8.34        $ 10.29      $ 11.52     $  9.22     $ 11.71

 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(3) (%)                  (16.44)(4)      26.69        14.27      (16.46)      30.21

 RATIOS AND SUPPLEMENTAL DATA

 Net assets, end of period (000s omitted) ($)                       14,016         14,927       23,813      17,714      21,826

 Ratio of expenses to average net assets (%)                          2.56(5,7)      2.61(7)      2.30        2.13        2.24

 Ratio of net investment income (loss) to average net assets (%)      0.93(5,7)      1.46(7)      1.75        1.64        0.66

 Portfolio turnover rate (%)                                            40(5)          54           94         165         217

 Average brokerage commission rate(6) ($)                              N/A            N/A          N/A         N/A         N/A


CLASS B - YEAR ENDED OCTOBER 31,                                     1992          1993         1994        1995
-----------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE

 Net asset value, beginning of period                              $ 11.71      $  10.97      $ 12.31     $ 11.95

 Net investment income (loss)                                         0.01(2)       0.02(2)      0.03        0.01(2)

 Net realized and unrealized gain (loss) on investments               1.05          1.33         0.07        1.28

 Total from investment operations                                     1.06          1.35         0.10        1.29

 Less distributions:

   Dividends from net investment income                              (0.03)        (0.01)       (0.02)      (0.03)

   Distributions from net realized gain on investments sold          (1.76)          --         (0.44)      (0.52)

   Distributions from capital paid-in                                (0.01)          --           --          --

   Total distributions                                               (1.80)        (0.01)       (0.46)      (0.55)

 Net asset value, end of period                                    $ 10.97      $  12.31      $ 11.95     $ 12.69

 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(3) (%)                    7.22         12.34          .78       11.51

 RATIOS AND SUPPLEMENTAL DATA

 Net assets, end of period (000s omitted) ($)                       23,525        93,853       94,431      86,178

 Ratio of expenses to average net assets (%)                          2.27          2.09         2.10        2.11

 Ratio of net investment income (loss) to average net assets (%)      0.10          0.17         0.25        0.06

 Portfolio turnover rate (%)                                           246            71           60          65

 Average brokerage commission rate(6) ($)                              N/A           N/A          N/A         N/A

(1) Class A and Class B shares commenced operations on January 3, 1992 and April 22, 1987, respectively.

(2)  Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4)  Not annualized.

(5)  Annualized.

(6) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.

(7) Net of advisory expense reimbursements per share of $0.01 for the fiscal year ended October 31, 1988 and less than $0.01 for the fiscal year ended October 31, 1987.


                                                      DISCIPLINED GROWTH FUND  5

DISCOVERY FUND
REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST IV
                                 TICKER SYMBOL   CLASS A: FRDAX   CLASS B: FRDIX
--------------------------------------------------------------------------------

GOAL AND STRATEGY
[GRAPHIC]
The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in companies that appear to offer superior growth prospects. Under normal circumstances, the fund invests at least 65% of assets in these companies. The fund looks for companies, including small- and medium-sized companies, that have broad market opportunities and consistent or accelerating earnings growth. These companies may:

-  occupy a profitable market niche
-  have products or technologies that are new, unique or proprietary
-  be in an industry that has a favorable long-term growth outlook
-  have a capable management team with a significant equity stake

These companies may be in a relatively early stage of development, but will usually have established a record of profitability and a strong financial position. The fund does not invest for income.

PORTFOLIO SECURITIES
[GRAPHIC]
The fund invests primarily in common stocks of U.S. companies and may also invest in warrants, preferred stocks and investment-grade convertible debt securities.

For liquidity and flexibility, the fund may place up to 15% of net assets in cash or in investment-grade short-term securities. In abnormal market conditions, it may invest up to 80% in these securities as a defensive tactic. The fund may invest up to 25% of assets in foreign securities, which carry additional risks. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS
[GRAPHIC]
As with any growth fund, the value of your investment will fluctuate in response to stock market movements. To the extent that the fund invests in small- and medium-sized company stocks, foreign securities and other higher-risk securities, it takes on additional risks that could adversely affect its performance. The fund may experience higher volatility than many other types of growth funds. Before you invest, please read "More about risk" starting on page 28.

PORTFOLIO MANAGEMENT
[GRAPHIC]
Bernice S. Behar, leader of the fund's portfolio management team since March 1994, is a senior vice president of the adviser. She joined the adviser in 1991 and has been in the investment business since 1986.


--------------------------------------------------------------------------------
INVESTOR EXPENSES
[GRAPHIC]
Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.


SHAREHOLDER TRANSACTION EXPENSES                CLASS A      CLASS B
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)             5.00%         none

 Maximum sales charge imposed on
 reinvested dividends                            none          none

 Maximum deferred sales charge                   none(1)       5.00%

 Redemption fee(2)                               none          none

 Exchange fee                                    none          none

ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)

 Management fee                          0.75%     0.75%

 12b-1 fee(3)                            0.30%     1.00%

 Other expenses                          0.63%     0.63%

 Total fund operating expenses           1.68%     2.38%

EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.


SHARE CLASS                      YEAR 1    YEAR 3     YEAR 5   YEAR 10

 Class A shares                    $66      $100       $137     $239

 Class B shares
   Assuming redemption
   at end of period                $74      $104       $147     $254

   Assuming no redemption          $24      $ 74       $127     $254

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.


(1) Except for investments of $1 million or more; see "How sales charges are calculated."

(2)  Does not include wire redemption fee (currently $4.00).

(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


6  DISCOVERY FUND

FINANCIAL HIGHLIGHTS
[GRAPHIC]
The figures below for each of the four years in the period ended July 31, 1996 have been audited by the fund's independent auditors, Ernst & Young LLP. Figures for the year ended July 31, 1992 were audited by other independent auditors.


VOLATILITY, AS INDICATED BY CLASS B YEAR-BY-YEAR TOTAL INVESTMENT RETURN (%) (scale varies from fund to fund)


                                  [BAR CHART]
                   10.88(5)   21.63   (7.18)    54.97    16.85



CLASS A - YEAR ENDED JULY 31,                                       1992(1,2)        1993      1994         1995          1996
-------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE

 Net asset value, beginning of period                               $  9.40        $  8.95   $ 10.81      $  8.56      $  12.95

 Net investment income (loss)                                         (0.05)         (0.16)    (0.16)(3)    (0.17)(3)     (0.19)(3)

 Net realized and unrealized gain (loss) on investments
 and foreign currency transactions                                    (0.40)          2.15     (0.43)        4.83          2.46

 Total from investment operations                                     (0.45)          1.99     (0.59)        4.66          2.27

 Less distributions:

   Distributions from net realized gain on investments sold            --            (0.13)    (1.66)       (0.27)        (0.13)

 Net asset value, end of period                                     $  8.95        $ 10.81   $  8.56      $ 12.95      $  15.09

 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(4) (%)                    (4.79)(5)      22.33     (6.45)       55.80         17.72

 RATIOS AND SUPPLEMENTAL DATA

 Net assets, end of period (000s omitted) ($)                         3,866          4,692     3,226        5,075        32,009

 Ratio of expenses to average net assets (%)                           1.78(6)        2.17      2.01         2.10          1.72

 Ratio of net investment income (loss) to average net assets (%)      (1.20)(6)      (1.61)    (1.64)       (1.73)        (1.26)

 Portfolio turnover rate (%)                                            138            148       108          118           116

 Average brokerage commission rate(7) ($)                               N/A            N/A       N/A          N/A           N/A



CLASS B - YEAR ENDED JULY 31,                                       1992(1,2)        1993      1994         1995          1996
-------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE

 Net asset value, beginning of period                               $  8.00        $  8.87   $ 10.65      $  8.34      $  12.54

 Net investment income (loss)                                         (0.11)         (0.23)    (0.22)(3)    (0.22)(3)     (0.27)(3)

 Net realized and unrealized gain (loss) on investments
 and foreign currency transactions                                     0.98           2.14     (0.43)        4.69          2.36

 Total from investment operations                                      0.87           1.91     (0.65)        4.47          2.09

 Less distributions:

   Distributions from net realized gain on investments sold             --           (0.13)    (1.66)       (0.27)        (0.13)

 Net asset value, end of period                                     $  8.87        $ 10.65   $  8.34      $ 12.54      $  14.50

 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(4) (%)                    10.88(5)       21.63     (7.18)       54.97         16.85

 RATIOS AND SUPPLEMENTAL DATA

 Net assets, end of period (000's omitted) ($)                       34,636         38,672    26,537       31,645        68,591

 Ratio of expenses to average net assets (%)                           2.56(6)        2.86      2.62         2.70          2.42

 Ratio of net investment income (loss) to average net assets (%)      (1.56)(6)      (2.26)    (2.24)       (2.34)        (1.96)

 Portfolio turnover rate (%)                                            138            148       108          118           116

 Average brokerage commission rate(7) ($)                               N/A            N/A       N/A          N/A           N/A


(1) Class A and Class B shares commenced operations on January 3, 1992 and August 30, 1991, respectively.
(2)  Covered by report of other independent auditors (not included herein).
(3)  Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5)  Not annualized.
(6)  Annualized.
(7) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.


                                                                DISCOVERY FUND 7

EMERGING GROWTH FUND
REGISTRANT NAME: JOHN HANCOCK SERIES TRUST
                                     TICKER SYMBOL CLASS A: TAEMX CLASS B: TSEGX
--------------------------------------------------------------------------------
GOAL AND STRATEGY
[GRAPHIC]
The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in emerging companies (market capitalization of less than $1 billion). Under normal circumstances, the fund invests at least 80% of assets in a diversified portfolio of these companies. The fund looks for companies that show rapid growth but are not yet widely recognized. The fund also may invest in established companies that, because of new management, products or opportunities, offer the possibility of accelerating earnings. The fund does not invest for income.

PORTFOLIO SECURITIES
[GRAPHIC]
The fund invests primarily in the common stocks of U.S. and foreign emerging growth companies, although it may invest up to 20% of assets in other types of companies. The fund may also invest in warrants, preferred stocks and investment-grade convertible debt securities.

For liquidity and flexibility, the fund may place up to 20% of assets in cash or in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS
[GRAPHIC]
As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Stocks of emerging growth companies carry higher risks than stocks of larger companies. This is because emerging growth companies:
-  may be in the early stages of development
-  may be dependent on a small number of products or services
-  may lack substantial capital reserves
-  do not have proven track records

In addition, stocks of emerging companies are often traded in low volumes, which can increase market and liquidity risks. Before you invest, please read "More about risk" starting on page 28.

PORTFOLIO MANAGEMENT
[GRAPHIC]
Bernice S. Behar, leader of the fund's portfolio management team since April 1996, is a senior vice president of the adviser. She joined the adviser in 1991 and has been in the investment business since 1986.

--------------------------------------------------------------------------------
INVESTOR EXPENSES
[GRAPHIC]
Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.



SHAREHOLDER TRANSACTION EXPENSES                CLASS A      CLASS B
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)             5.00%        none

 Maximum sales charge imposed on
 reinvested dividends                            none         none

 Maximum deferred sales charge                   none(1)      5.00%

 Redemption fee(2)                               none         none

 Exchange fee                                    none         none


ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)

 Management fee                          0.75%     0.75%

 12b-1 fee(3)                            0.25%     1.00%

 Other expenses                          0.40%     0.40%

 Total fund operating expenses           1.40%     2.15%

EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.





SHARE CLASS                      YEAR 1    YEAR 3     YEAR 5   YEAR 10

 Class A shares                   $64       $92        $123     $210

 Class B shares

   Assuming redemption
   at end of period               $72       $97        $135     $229

   Assuming no redemption         $22       $67        $115     $229

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.



(1) Except for investments of $1 million or more; see "How sales charges are calculated."

(2)  Does not include wire redemption fee (currently $4.00).

(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

8  EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS
[GRAPHIC]
The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

VOLATILITY, AS INDICATED BY CLASS B YEAR-BY-YEAR TOTAL INVESTMENT RETURN (%) (scale varies from fund to fund)


                                   [BAR CHART]
0.00   33.59   27.40   (11.82)   73.78   6.19   24.53   2.80   33.60   15.90(6)


CLASS A - YEAR ENDED OCTOBER 31,                                   1991(1)    1992      1993        1994      1995(2)     1996(3)
 PER SHARE OPERATING PERFORMANCE

 Net asset value, beginning of period                             $ 18.12   $ 19.26   $ 20.60    $  25.89   $  26.82    $  36.09

 Net investment income (loss)(4)                                    (0.03)    (0.20)    (0.16)      (0.18)     (0.25)      (0.15)

 Net realized and unrealized gain (loss) on investments              1.17      1.60      5.45        1.11       9.52        6.02

 Total from investment operations                                    1.14      1.40      5.29        0.93       9.27        5.87

 Less distributions:

   Distributions from net realized gain on investments sold           --      (0.06)      --          --         --          --

 Net asset value, end of period                                   $ 19.26   $ 20.60   $ 25.89    $  26.82   $  36.09    $  41.96

 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(5) (%)                   6.29      7.32     25.68        3.59      34.56       16.26(6)

 RATIOS AND SUPPLEMENTAL DATA

 Net assets, end of period (000s omitted) ($)                      38,859    46,137    81,263     131,053    179,481     221,059

 Ratio of expenses to average net assets (%)                         0.33      1.67      1.40        1.44       1.38        1.30(7)

 Ratio of net investment income (loss) to average net assets (%)    (0.15)    (1.03)    (0.70)      (0.71)     (0.83)      (0.79)(7)

 Portfolio turnover rate (%)                                           66        48        29          25         23          14

 Average brokerage commission rate(8) ($)                             N/A       N/A       N/A        N/A        N/A         0.06

CLASS B - YEAR ENDED OCTOBER 31,                                1987(1)      1988       1989        1990        1991
PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period                            $  7.89    $  7.89    $ 10.54    $  12.76    $  11.06

Net investment income (loss)(4)                                 (0.0021)      0.09      (0.08)      (0.22)      (0.30)

Net realized and unrealized gain (loss) on investments           0.0021       2.56       2.83       (1.26)       8.46

Total from investment operations                                 0.0000       2.65       2.75       (1.48)       8.16

Less distributions:

  Dividends from net investment income                             --          --       (0.04)        --          --

  Distributions from net realized gain on investments sold         --          --       (0.49)      (0.22)        --

  Total distributions                                              --          --       (0.53)      (0.22)        --

Net asset value, end of period                                  $  7.89    $ 10.54    $ 12.76    $  11.06    $  19.22

TOTAL INVESTMENT RETURN AT NET ASSET VALUE(5) (%)                  0.00      33.59      27.40      (11.82)      73.78

Total adjusted investment return at net asset value(5,9)(%)       (0.41)     31.00      27.37         --          --

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000s omitted) ($)                         79      3,232      7,877      11,668      52,743

Ratio of expenses to average net assets (%)                        0.03       3.05       3.48        3.11        2.85

Ratio of adjusted expenses to average net assets(10) (%)           0.44       5.64       3.51         --          --

Ratio of net investment income (loss) to
average net assets (%)                                            (0.03)      0.81      (0.67)      (1.64)      (1.83)

Ratio of adjusted net investment income (loss) to
average net assets(10) (%)                                        (0.44)     (1.78)     (0.70)        --          --

Portfolio turnover rate (%)                                           0        252         90          82          66

Fee reduction per share ($)                                        0.03       0.29      0.004         --          --

Average brokerage commission rate(8) ($)                            N/A        N/A        N/A         N/A         N/A



CLASS B - YEAR ENDED OCTOBER 31,                                   1992       1993        1994       1995(2)       1996(3)
PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period                            $  19.22    $  20.34    $  25.33    $   26.04    $   34.79

Net investment income (loss)(4)                                    (0.38)      (0.36)      (0.36)       (0.45)       (0.27)

Net realized and unrealized gain (loss) on investments              1.56        5.35        1.07         9.20         5.80

Total from investment operations                                    1.18        4.99        0.71         8.75         5.53

Less distributions:

  Dividends from net investment income                               --          --          --           --           --

  Distributions from net realized gain on investments sold         (0.06)        --          --           --           --

  Total distributions                                              (0.06)        --          --           --           --

Net asset value, end of period                                  $  20.34    $  25.33    $  26.04    $   34.79    $   40.32

TOTAL INVESTMENT RETURN AT NET ASSET VALUE(5) (%)                   6.19       24.53        2.80        33.60        15.90(6)

Total adjusted investment return at net asset value(5,9)(%)          --          --          --           --           --

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000s omitted) ($)                      86,923     219,484     283,435      393,478      468,427

Ratio of expenses to average net assets (%)                         2.64        2.28        2.19         2.11         2.00(7)

Ratio of adjusted expenses to average net assets(10) (%)             --          --          --           --           --

Ratio of net investment income (loss) to
average net assets (%)                                             (1.99)      (1.58)      (1.46)       (1.55)       (1.49)(7)

Ratio of adjusted net investment income (loss) to
average net assets(10) (%)                                           --          --          --           --           --

Portfolio turnover rate (%)                                           48          29          25           23           14

Fee reduction per share ($)                                          --          --          --           --           --

Average brokerage commission rate(8) ($)                             N/A         N/A         N/A          N/A         0.06

(1) Class A and Class B shares commenced operations on August 22, 1991 and October 26, 1987, respectively. (Not annualized.)
(2) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.
(3)  Six months ended April 30, 1996. (Unaudited.)
(4)  Based on the average of the shares outstanding at the end of each month.
(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(6)  Not annualized.
(7)  Annualized.
(8) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(9) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(10) Unreimbursed, without fee reduction.

                                                         EMERGING GROWTH FUND  9

GROWTH FUND
REGISTRANT NAME: FREEDOM INVESTMENT TRUST II
                                TICKER SYMBOL    CLASS A: JHNGX   CLASS B: JHGBX
--------------------------------------------------------------------------------

GOAL AND STRATEGY
[GRAPHIC]
The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in stocks that are diversified with regard to industries and issuers. The fund favors stocks of companies whose operating earnings and revenues have grown more than twice as fast as the gross domestic product over the past five years, although not all stocks in the fund's portfolio will meet this criterion.

PORTFOLIO SECURITIES
[GRAPHIC]
The portfolio invests primarily in the common stocks of U.S. companies. It may also invest in warrants, preferred stocks and convertible debt securities.

For liquidity and flexibility, the fund may invest up to 35% of net assets in investment-grade short-term securities. In abnormal market conditions, it may invest more than 35% in these securities as a defensive tactic. The fund may also invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS
[GRAPHIC]
As with any growth fund, the value of your investment will fluctuate in response to stock market movements. To the extent that the fund invests in higher-risk securities, it takes on additional risks that could adversely affect its performance. Before you invest, please read "More about risk" starting on page 28.

PORTFOLIO MANAGEMENT
[GRAPHIC]
Anurag Pandit is leader of the fund's portfolio management team. A second vice president of the adviser, Mr. Pandit has been a member of the management team since joining John Hancock Funds in April 1996. He assumed leadership of the team on January 1, 1997. Mr. Pandit has been in the investment business since 1992.


--------------------------------------------------------------------------------
INVESTOR EXPENSES
[GRAPHIC]
Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

SHAREHOLDER TRANSACTION EXPENSES                CLASS A      CLASS B
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)             5.00%        none

 Maximum sales charge imposed on
 reinvested dividends                            none         none

 Maximum deferred sales charge                   none(1)      5.00%

 Redemption fee(2)                               none         none

 Exchange fee                                    none         none




ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)

 Management fee                          0.80%     0.80%

 12b-1 fee(3)                            0.30%     1.00%

 Other expenses                          0.40%     0.40%

 Total fund operating expenses           1.50%     2.20%


EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.




SHARE CLASS                      YEAR 1    YEAR 3     YEAR 5   YEAR 10

 Class A shares                    $65      $95        $128      $220

 Class B shares

   Assuming redemption
   at end of period                $72      $99        $138      $236

   Assuming no redemption          $22      $69        $118      $236

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.



(1) Except for investments of $1 million or more; see "How sales charges are calculated."

(2)  Does not include wire redemption fee (currently $4.00).

(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


10 GROWTH FUND

FINANCIAL HIGHLIGHTS
[GRAPHIC]
The figures below have been
audited by the fund's
independent auditors,
Ernst & Young LLP.

                         [BAR CHART]
13.83  6.03  11.23  30.96  (8.34) 41.68  6.06  13.03  (7.50)  27.17

VOLATILITY, AS INDICATED BY
CLASS A YEAR-BY-YEAR TOTAL
INVESTMENT RETURN (%)
(scale varies from fund to fund)

Class A - YEAR ENDED DECEMBER 31,               1986    1987    1988     1989    1990    1991    1992     1993    1944    1995
PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period           $14.50  $14.03  $12.34   $13.33  $15.18   $12.93  $17.48  $17.32  $17.40  $15.89
Net investment income (loss)                     0.11    0.22    0.23     0.28    0.16     0.04   (0.06)  (0.11)  (0.10)  (0.09)(1)

Net realized and unrealized gain (loss)
on investments                                   1.79    0.64    1.16     3.81   (1.47)    5.36    1.10    2.33   (1.21)   4.40
Total from investment operations                 1.90    0.86    1.39     4.09   (1.31)    5.40    1.04    2.22   (1.31)   4.31

Less distributions:
  Dividends from net investment income          (0.17)  (0.28)  (0.23)   (0.29)  (0.16)   (0.04)     --      --      --     --

  Distributions from net realized gain
  on investments sold                           (2.20)  (2.27)  (0.17)   (1.95)  (0.78)   (0.81)  (1.20)  (2.14)  (0.20)  (0.69)
  Total distributions                           (2.37)  (2.55)  (0.40)   (2.24)  (0.94)   (0.85)  (1.20)  (2.14)  (0.20)  (0.69)

Net asset value, end of period                 $14.03  $12.34  $13.33   $15.18  $12.93   $17.48  $17.32  $17.40  $15.89  $19.51
Total investment return at net
asset value(2)(%)                               13.83    6.03   11.23    30.96   (8.34)   41.68    6.06   13.03   (7.50)  27.17

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted) ($)   87,468  86,426 101,497  105,014 102,416  145,287 153,057 162,937 146,466 241,700

Ratio of expenses to average net assets (%)      1.03    1.00    1.06     0.96    1.46    1.44     1.60    1.56    1.65    1.48
Ratio of net investment income (loss) to
average net assets (%)                           0.77    1.41    1.76     1.73    1.12    0.27    (0.36)  (0.67)  (0.64)  (0.46)

Portfolio turnover rate (%)                        62      68      47       61     102      82       71      68      52      68(3)
Average brokerage commission rate(4) ($)          N/A     N/A     N/A      N/A     N/A     N/A      N/A     N/A     N/A     N/A



CLASS B - YEAR ENDED DECEMBER 31,                1994(5)       1995
 PER SHARE OPERATING PERFORMANCE

 Net asset value, beginning of period             $17.16         $15.83
 Net investment income (loss)                      (0.20)(1)      (0.26)(1)

 Net realized and unrealized gain (loss)
 on investments                                    (0.93)          4.37
 Total from investment operations                  (1.13)          4.11

 Less distributions:
   Distributions from net realized gain on
   investments sold                                (0.20)         (0.69)

 Net asset value, end of period                   $15.83         $19.25
 Total investment return at net asset value(2)(%)  (6.56)(6)      26.01

 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period (000s omitted) ($)      3,807         15,913

 Ratio of expenses to average net assets (%)        2.38(7)        2.31
 Ratio of net investment income (loss) to
 average net assets (%)                            (1.25)(7)      (1.39)

 Portfolio turnover rate (%)                          52             68(3)
 Average brokerage commission rate(4) ($)            N/A            N/A

(1) Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) Excludes merger activity.
(4) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(5) Class B shares commenced operations on January 3, 1994.
(6) Not annualized.
(7) Annualized.
                                                                  GROWTH FUND 11

REGIONAL BANK FUND
REGISTRANT NAME: FREEDOM INVESTMENT TRUST          TICKER SYMBOL CLASS A: FRBAX
                                                                 CLASS B: FRBFX
--------------------------------------------------------------------------------
GOAL AND STRATEGY
[GRAPHIC]
The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in regional banks and lending institutions, including:
- commercial and industrial banks
- savings and loan associations
- bank holding companies

These financial institutions provide full-service banking, have primarily domestic assets and are typically based outside of New York City and Chicago. They may or may not be members of the Federal Reserve, and their deposits may or may not be FDIC-insured. Under normal circumstances, the fund invests at least 65% of assets in these companies; it may invest up to 35% of assets in other financial services companies, including lending companies and money center banks. Because regional banks typically pay regular dividends, moderate income is an investment goal.

PORTFOLIO SECURITIES
[GRAPHIC]
The fund invests primarily in the common stocks of U.S. companies. It may also invest in warrants, preferred stocks and investment-grade convertible debt securities, as well as foreign stocks.

For liquidity and flexibility, the fund may place up to 15% of net assets in cash or in investment-grade short-term securities. In abnormal market conditions, it may invest up to 80% in these securities as a defensive tactic. The fund may also invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS
[GRAPHIC]
As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Because the fund concentrates in a single industry, its performance is largely dependent on the industry's performance, which may differ in direction and degree from that of the overall stock market. Falling interest rates or deteriorating economic conditions can adversely affect the performance of bank stocks, while rising interest rates will cause a decline in the value of any debt securities the fund holds. Before you invest, please read "More about risk" starting on page 28.

PORTFOLIO MANAGEMENT
[GRAPHIC]
James K. Schmidt joined John Hancock in 1985 and has served as the fund's portfolio manager since its inception that year. A senior vice president of the adviser, he has been in the investment business since 1974.

--------------------------------------------------------------------------------
INVESTOR EXPENSES
[GRAPHIC]
Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

SHAREHOLDER TRANSACTION EXPENSES                  CLASS A   CLASS B

 Maximum sales charge imposed on purchases
 (as a percentage of offering price)               5.00%     none

 Maximum sales charge imposed on
 reinvested dividends                              none      none

 Maximum deferred sales charge                     none(1)   5.00%

 Redemption fee(2)                                 none      none
 Exchange fee                                      none      none

ANNUAL FUND OPERATING EXPENSES
(AS A % OF AVERAGE NET ASSETS)

 Management fee                                    0.78%     0.78%

 12b-1 fee(3)                                      0.30%     1.00%
 Other expenses                                    0.31%     0.31%

 Total fund operating expenses                     1.39%     2.09%


EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

SHARE CLASS                   YEAR 1    YEAR 3    YEAR 5    YEAR 10

 Class A shares               $63       $92       $122      $209

 Class B shares
   Assuming redemption
   at end of period           $71       $95       $132      $224

   Assuming no redemption     $21       $65       $112      $224

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.



(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

12  REGIONAL BANK FUND

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
[GRAPHIC]
The figures below have been audited
by the fund's independent auditors,
Price Waterhouse LLP.

                                  [BAR CHART]

17.44   (17.36)(4)  36.89   20.46  (32.29)   75.35  37.20  36.71  5.69   30.11

VOLATILITY, AS INDICATED BY CLASS B
YEAR-BY-YEAR TOTAL INVESTMENT RETURN (%)
(scale varies from fund to fund)


CLASS A - YEAR ENDED OCTOBER 31,                  1992(1)     1993       1944       1995

 PER SHARE OPERATING PERFORMANCE

 Net asset value, beginning of period             $13.47      $17.47     $21.62     $21.52
 Net investment income (loss)                       0.21        0.26(2)    0.39(2)    0.52(2)

 Net realized and unrealized gain (loss)
 on investments                                     3.98        5.84       0.91       5.92
 Total from investment operations                   4.19        6.10       1.30       6.44

 Less distributions:
   Dividends from net investment income            (0.19)      (0.26)     (0.34)     (0.48)

   Distributions from net realized gain on
   investments sold                                   --       (1.69)     (1.06)     (0.34)
   Total distributions                             (0.19)      (1.95)     (1.40)     (0.82)

 Net asset value, end of period                   $17.47      $21.62     $21.52     $27.14
 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(3)(%)  31.26(4)    37.45       6.44      31.00

 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period (000s omitted) ($)     31,306      94,158    216,978    486,631

 Ratio of expenses to average net assets (%)        1.41(5)     1.35       1.34       1.39
 Ratio of net investment income to average
 net assets (%)                                     1.64(5)     1.29       1.78       2.23

 Portfolio turnover rate (%)                          53          35         13         14
 Average brokerage commission rate(6) ($)            N/A         N/A        N/A        N/A


CLASS B - YEAR ENDED OCTOBER 31,             1986(7) 1987(8)   1988   1989    1990    1991    1992     1993      1944      1995
 PER SHARE OPERATING PERFORMANCE

 Net asset value, beginning of period        $12.51  $12.68    $10.02 $11.89  $13.00  $8.13  $13.76   $17.44    $21.56    $21.43
 Net investment income (loss)                  0.20    0.05      0.16   0.20    0.30   0.29    0.18     0.15(2)   0.23(2)   0.36(2)

 Net realized and unrealized gain (loss)
 on investment                                 1.74   (2.17)     3.12   2.02   (4.19)  5.68    4.56     5.83      0.91      5.89
 Total from investment operations              1.94   (2.12)     3.28   2.22   (3.89)  5.97    4.74     5.98      1.14      6.25

 Less distributions:
   Dividends from net investment income       (0.26)  (0.04)    (0.15) (0.16)  (0.19) (0.34)  (0.28)   (0.17)    (0.21)    (0.32)

   Distributions from net realized gain
   on investments sold                        (1.51)  (0.50)    (1.26) (0.95)  (0.76)    --   (0.78)   (1.69)    (1.06)    (0.34)
   Distributions from capital paid-in            --      --        --     --   (0.03)    --      --       --        --        --

   Total distributions                        (1.77)  (0.54)    (1.41) (1.11)  (0.98) (0.34)  (1.06)   (1.86)    (1.27)    (0.66)
 Net asset value, end of period              $12.68  $10.02    $11.89 $13.00   $8.13 $13.76  $17.44   $21.56    $21.43    $27.02

 TOTAL INVESTMENT RETURN AT
 NET ASSET VALUE(3) (%)                       17.44  (17.36)(4) 36.89  20.46  (32.29) 75.35   37.20    36.71      5.69     30.11
 RATIOS AND SUPPLEMENTAL DATA

 Net assets, end of period (000s omitted)($) 54,626  38,721    50,965 81,167  38,992 52,098  56,016  171,808   522,207 1,236,447
 Ratio of expenses to average net assets(%)    1.48    2.47(5)   2.17   1.99    1.99   2.04    1.96     1.88      2.06      2.09

 Ratio of net investment income (loss)
 to average net assets (%)                     1.62    0.73(5)   1.50   1.67    2.51   2.65    1.21     0.76      1.07      1.53
 Portfolio turnover rate (%)                     89      58(5)     87     85      56     75      53       35        13        14

 Average brokerage commission rate(6) ($)       N/A     N/A       N/A    N/A     N/A    N/A     N/A      N/A       N/A       N/A

(1) Class A shares commenced operations on January 3, 1992.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) Annualized.
(6) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(7) Year ended March 31, 1987.
(8) For the period April 1, 1987 to October 31, 1987.

                                                          REGIONAL BANK FUND  13

SPECIAL EQUITIES FUND
REGISTRANT NAME: JOHN HANCOCK SPECIAL EQUITIES FUND TICKER SYMBOL CLASS A: JHNSX
                                                                  CLASS B: SPQBX
--------------------------------------------------------------------------------

GOAL AND STRATEGY
[GRAPHIC]
The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in small-capitalization companies and companies in situations offering unusual or non-recurring opportunities. Under normal circumstances, the fund invests at least 65% of assets in a diversified portfolio of these companies. The fund looks for companies that dominate an emerging industry or hold a growing market share in a fragmented industry, and that have demonstrated annual earnings and revenue growth of at least 25%, self-financing capabilities and strong management. The fund does not invest for income.

PORTFOLIO SECURITIES
[GRAPHIC]
The fund invests primarily in the common stocks of U.S. and foreign companies. It may also invest in warrants, preferred stocks and investment-grade convertible debt securities.

For liquidity and flexibility, the fund may place up to 35% of assets in cash or in investment-grade short-term securities. In abnormal market conditions, it may invest more than 35% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS
[GRAPHIC]
As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Stocks of small-capitalization and special-situation companies carry higher risks than stocks of larger companies. This is because these companies:

- may lack proven track records

- may be dependent on a small number of products or services

- may be undercapitalized

- may have highly priced stocks that are sensitive to adverse news

In addition, stocks of these companies are often traded in low volumes, which can increase market and liquidity risks. Before you invest, please read "More about risk" starting on page 28.

MANAGEMENT/SUBADVISER
[GRAPHIC]
Michael P. DiCarlo is responsible for the fund's day-to-day investment management. He has served as the fund's portfolio manager since January 1988, and has been in the investment business since 1984. He is currently one of three principals in DFS Advisors, LLC, which was founded in 1996 and serves as subadviser to the fund.

This fund will be closed to new investors at the end of the day its total assets reach $2.5 billion. Further investments will be limited to existing accounts.

INVESTOR EXPENSES
[GRAPHIC]
Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.
--------------------------------------------------------------------------------


SHAREHOLDER TRANSACTION EXPENSES                            CLASS A   CLASS B

 Maximum sales charge imposed on
 purchases
 (as a percentage of offering price)                          5.00%     none

 Maximum sales charge imposed on
 reinvested dividends                                         none      none

 Maximum deferred sales charge                                none(1)   5.00%

 Redemption fee(2)                                            none      none
 Exchange fee                                                 none      none

ANNUAL FUND OPERATING EXPENSES
(AS TO % OF AVERAGE NET ASSETS)

 Management fee(3)                                            0.82%     0.82%

 12b-1 fee(4)                                                 0.30%     1.00%
 Other expenses                                               0.38%     0.40%

 Total fund operating expenses                                1.50%     2.22%

EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.


SHARE CLASS                        YEAR 1    YEAR 3    YEAR 5    YEAR 10

 Class A shares                    $65       $95       $128      $220

 Class B shares
   Assuming redemption
   at end of period                $73        $99      $139      $237

   Assuming no redemption          $23        $69      $119      $237

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.



(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Includes a subadviser fee equal to 0.25% of the fund's net assets.
(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

14  SPECIAL EQUITIES FUND

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
[GRAPHIC]
The figures below have been
audited by the fund's
independent auditors,
Ernst & Young LLP.

                                  [BAR CHART]

   17.38  (28.68)  13.72  31.82  (21.89)  95.37  20.25  47.83  (0.12)  37.49

VOLATILITY, AS INDICATED BY
CLASS A YEAR-BY-YEAR TOTAL
INVESTMENT RETURN (%)
(scale varies from fund to fund)


CLASS A - YEAR ENDED OCTOBER 31,           1986    1987    1988     1989    1990    1991    1992     1993      1994       1995

PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period      $ 5.21  $ 6.08  $ 4.30   $ 4.89  $ 6.38  $ 4.97  $ 9.71    $10.99    $16.13     $16.11
Net investment income (loss)               (0.03)  (0.03)   0.04     0.01   (0.12)  (0.10)  (0.19)(1) (0.20)(1) (0.21)(1)  (0.18)(1)
Net realized and unrealized gain (loss)
 on investments                             0.93   (1.26)   0.55     1.53   (1.27)   4.84    2.14      5.43      0.19       6.22
Total from investment operations            0.90   (1.29)   0.59     1.54   (1.39)   4.74    1.95      5.23     (0.02)      6.04
Less distributions:
   Dividends from net investment income    (0.02)     --      --    (0.05)  (0.02)     --      --        --        --         --
   Distributions from net realized gain
    on investments sold                    (0.01)  (0.45)     --       --      --      --   (0.67)    (0.09)       --         --
   Distributions from capital paid-in         --   (0.04)     --       --      --      --      --       --        --         --
   Total distributions                     (0.03)  (0.49)     --    (0.05)  (0.02)     --   (0.67)    (0.09)       --         --
Net asset value, end of period            $ 6.08  $ 4.30  $ 4.89   $ 6.38  $ 4.97  $ 9.71  $10.99    $16.13    $16.11     $22.15
TOTAL INVESTMENT RETURN AT NET ASSET
VALUE(2)(%)                                17.38  (28.68)  13.72    31.82  (21.89)  95.37   20.25     47.83     (0.12)     37.49
Total adjusted investment return at
 net asset value(2,3)                      15.41  (29.41)  12.28    30.75  (22.21)  95.33      --        --        --         --
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s
 omitted)($)                              13,780  10,637  11,714   12,285   8,166  19,713  44,665   296,793   310,625    555,655
Ratio of expenses to average net
 assets (%)                                 1.50    1.50    1.50     1.50    2.63    2.75    2.24      1.84      1.62       1.48
Ratio of adjusted expenses to average net
 assets(4) (%)                              3.47    2.23    2.94     2.57    2.95    2.79      --        --        --         --

Ratio of net investment income (loss)
 to average net assets (%)                 (0.57)  (0.57)   0.82     0.47   (1.58)  (2.12)  (1.91)    (1.49)    (1.40)     (0.97)
Ratio of adjusted net investment income
 (loss) to average net assets(4) (%)       (2.54)  (1.30)  (0.62)   (0.60)  (1.90)  (2.16)     --        --        --         --

Portfolio turnover rate (%)                   64      93      91      115     113     163     114        33        66         82
Fee reduction per share ($)                 0.09    0.04    0.07     0.03    0.02   0.002      --        --        --         --

Average brokerage commission rate(5) ($)     N/A     N/A     N/A      N/A     N/A     N/A     N/A       N/A       N/A        N/A



CLASS B - YEAR ENDED OCTOBER 31,                    1993(4)         1944             1995

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period              $  12.30        $  16.08         $  15.97
Net investment income (loss)                         (0.18)(1)       (0.30)(1)        (0.31)(1)

Net realized and unrealized gain
 (loss) on investments                                3.96            0.19             6.15
Total from investment operations                      3.78           (0.11)            5.84

Net asset value, end of period                    $  16.08        $  15.97         $  21.81
Total investment return at net asset
 value(2) (%)                                        30.73(7)        (0.68)           36.57

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)($)        158,281         191,979          454,934

Ratio of expenses to average net assets (%)           2.34(8)         2.25             2.20
Ratio of net investment income (loss) to
 average net assets (%)                              (2.03)(8)       (2.02)           (1.69)

Portfolio turnover rate (%)                             33              66               82
Average brokerage commission rate(5) ($)               N/A             N/A              N/A

(1) Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(4) Unreimbursed, without fee reduction.
(5) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(6) Class B shares commenced operations on March 1, 1993.
(7) Not annualized.
(8) Annualized.

                                                       SPECIAL EQUITIES FUND  15

SPECIAL OPPORTUNITIES FUND
REGISTRANT NAME: FREEDOM INVESTMENT TRUST II       TICKER SYMBOL  CLASS A: SPOAX
                                                                  CLASS B: SPOBX
-------------------------------------------------------------------------------
GOAL AND STRATEGY
[GRAPHIC]
The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in those economic sectors that appear to have a higher than average earning potential.

Under normal circumstances, at least 90% of the fund's equity securities is invested within five or fewer sectors (e.g., financial services, energy, technology). At times, the fund may focus on a single sector. The fund first determines the inclusion and weighting of sectors, using macroeconomic as well as other factors, then selects portfolio securities by seeking the most attractive companies. The fund may add or drop sectors. Because the fund may invest more than 5% of assets in a single issuer, it is classified as a non-diversified fund.

PORTFOLIO SECURITIES
[GRAPHIC]
The fund invests primarily in common stocks of U.S. and foreign companies of any size. It may also invest in warrants, preferred stocks, convertible debt securities, U.S. Government securities and corporate bonds rated at least BBB/Baa, or equivalent. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

For liquidity and flexibility, the fund may place up to 10% of net assets in cash or investment-grade short-term securities. In abnormal market conditions, it may invest more than 10% in these securities as a defensive tactic.

RISK FACTORS
[GRAPHIC]
As with any growth fund, the value of your investment will fluctuate in response to stock market movements. By focusing on a relatively small number of sectors or issuers, the fund runs the risk that any factor influencing those sectors or issuers will have a major effect on performance. The fund may invest in companies with smaller market capitalizations, which represent higher near-term risks than larger capitalization companies. These factors make the fund likely to experience higher volatility than most other types of growth funds. Before you invest, please read "More about risk" starting on page 28.

PORTFOLIO MANAGEMENT
[GRAPHIC]
Kevin R. Baker is leader of the portfolio management team for the fund. A second vice president of the adviser, he has been a member of the management team since joining the adviser in January 1994. He has been in the investment business since 1986.

--------------------------------------------------------------------------------
INVESTOR EXPENSES
[GRAPHIC]
Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

SHAREHOLDER TRANSACTION EXPENSES                       CLASS A    CLASS B

 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                   5.00%     none

 Maximum sales charge imposed on
 reinvested dividends                                  none      none

 Maximum deferred sales charge                         none(1)   5.00%

 Redemption fee(2)                                     none      none
 Exchange fee                                          none      none

 ANNUAL FUND OPERATING EXPENSES
 (AS A % OF AVERAGE NET ASSETS)

 Management fee                                        0.80%     0.80%

 12b-1 fee(3)                                          0.30%     1.00%
 Other expenses                                        0.49%     0.49%

 Total fund operating expenses                         1.59%     2.29%


EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

SHARE CLASS                   YEAR 1    YEAR 3    YEAR 5    YEAR 10

 Class A shares               $65       $ 98      $132      $229

 Class B shares
   Assuming redemption
   at end of period           $73       $102      $143      $245

   Assuming no redemption     $23       $ 72      $123      $245

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

16  SPECIAL OPPORTUNITIES FUND

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
[GRAPHIC]
The figures below have been
audited by the fund's
independent auditors,
Price Waterhouse LLP.

                                  [BAR CHART]

                               (6.71)      17.53

VOLATILITY, AS INDICATED BY CLASS A
YEAR-BY-YEAR TOTAL INVESTMENT RETURN (%)
(scale varies from fund to fund)




CLASS A - YEAR ENDED OCTOBER 31,                   1994(4)        1995

PER SHARE OPERATING PERFORMANCE

 Net asset value, beginning of period              $  8.50        $  7.93
 Net investment income (loss)                        (0.03)(2)      (0.07)(2)

 Net realized and unrealized gain
 (loss) on investments                               (0.54)          1.46
 Total from investment operations                    (0.57)          1.39

 Net asset value, end of period                    $  7.93        $  9.32
 TOTAL INVESTMENT RETURN AT NET ASSET
 VALUE(3) (%)                                        (6.71)         17.53

 Total adjusted investment return at
 net asset value(3,4) (%)                            (6.83)            --
 RATIOS AND SUPPLEMENTAL DATA

 Net assets, end of period (000s omitted)($)        92,325        101,562
 Ratio of expenses to average net assets(%)           1.50           1.59

 Ratio of adjusted expenses to average net
 assets(5)(%)                                         1.62             --
 Ratio of net investment income (loss) to
 average net assets (%)                              (0.41)         (0.87)

 Ratio of adjusted net investment (loss) to
 average net assets(5) (%)                           (0.53)            --
 Portfolio turnover rate (%)                            57            155

 Fee reduction per share ($)                          0.01(2)          --
 Average brokerage commission rate(6) ($)              N/A            N/A



CLASS B - YEAR ENDED OCTOBER 31,                   1994(4)        1995

PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period               $  8.50        $  7.87
Net investment income (loss)                         (0.09)(2)      (0.13)(2)
Net realized and unrealized gain (loss)
on investments                                       (0.54)          1.45
Total from investment operations                     (0.63)          1.32
Net asset value, end of period                     $  7.87        $  9.19
TOTAL INVESTMENT RETURN AT NET ASSET
VALUE(3) (%)                                         (7.41)(4)      16.77
Total adjusted investment return at net
asset value(3,4) (%)                                 (7.53)            --
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)($)       131,983        137,363
Ratio of expenses to average net assets(%)            2.22           2.30
Ratio of adjusted expenses to average net
assets(5) (%)                                         2.34             --
Ratio of net investment income (loss) to
average net assets (%)                               (1.13)         (1.55)
Ratio of adjusted net investment (loss) to
average net assets(5) (%)                            (1.25)            --
Portfolio turnover rate (%)                             57            155
Fee reduction per share ($)                           0.01(2)          --
Average brokerage commission rate(6) ($)               N/A            N/A

(1) Class A and B shares commenced operations on November 1, 1993.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(5) Unreimbursed, without fee reduction.
(6) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.

                                                  SPECIAL OPPORTUNITIES FUND  17

YOUR ACCOUNT
--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS
All John Hancock growth funds offer two classes of shares, Class A and Class B. Each class has its own cost structure, allowing you to choose the one that best meets your requirements. Your financial representative can help you decide.


CLASS A

- Front-end sales charges, as described below. There are several ways to reduce these charges, also described below.
-  Lower annual expenses than Class B shares.


CLASS B

-  No front-end sales charge; all your money goes to work for you right away.
-  Higher annual expenses than Class A shares.
- A deferred sales charge on shares you sell within six years of purchase, as described below.
- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

For actual past expenses of Class A and B shares, see the fund-by-fund information earlier in this prospectus.

Special Equities Fund offers Class C shares, which have their own expense structure and are available to financial institutions only. Call Investor Services for more information (see the back cover of this prospectus).



--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

CLASS A Sales Charges are as follows:


CLASS A SALES CHARGES

                            AS A % OF        AS A % OF YOUR
 YOUR INVESTMENT            OFFERING PRICE   INVESTMENT

 Up to $49,999              5.00%            5.26%
 $50,000 - $99,999          4.50%            4.71%
 $100,000 - $249,999        3.50%            3.63%
 $250,000 - $499,999        2.50%            2.56%
 $500,000 - $999,999        2.00%            2.04%
 $1,000,000 and over        See below


INVESTMENTS OF $1 MILLION OR MORE Class A shares are available with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) on any shares sold within one year of purchase, as follows:



CDSC ON $1 MILLION+INVESTMENTS


 YOUR INVESTMENT                CDSC ON SHARES BEING SOLD

 First $1M - $4,999,999         1.00%
 Next $1 - $5M above that       0.50%
 Next $1 or more above that     0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the LAST day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

CLASS B Shares are offered at their net asset value per share, without any initial sales charge. However, there is a contingent deferred sales charge
(CDSC) on shares you sell within six years of buying them. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:



CLASS B DEFERRED CHARGES


 YEARS AFTER PURCHASE            CDSC ON SHARES BEING SOLD

 1st year                        5.00%
 2nd year                        4.00%
 3rd or 4th year                 3.00%
 5th year                        2.00%
 6th year                        1.00%
 After 6 years                   None

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the FIRST day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.


18  YOUR ACCOUNT

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS


REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

- Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge.

- Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

- Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Investor Services to add these options to an existing account.

GROUP INVESTMENT PROGRAM Allows established groups of four or more investors to invest as a group. Each investor has an individual account, but for sales charge purposes, the group's investments are lumped together making the investors potentially eligible for reduced sales charges. There is no charge, no obligation to invest (although initial aggregate investments must be at least $250) and you may terminate the program at any time.

To utilize: contact your financial representative or Investor Services to find out how to qualify.

CDSC WAIVERS As long as Investor Services is notified at the time you sell, the CDSC for either share class will generally be waived in the following cases:
-  to make payments through certain systematic withdrawal plans
-  to make certain distributions from a retirement plan
-  because of shareholder death or disability

To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Investor Services, or consult the SAI (see the back cover of this prospectus).


REINSTATEMENT PRIVILEGE If you sell shares of a John Hancock fund, you may invest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Investor Services.


WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:
-  government entities that are prohibited from paying mutual fund sales charges
- financial institutions or common trust funds investing $1 million or more for non-discretionary accounts
-  selling brokers and their employees and sales representatives
- financial representatives utilizing fund shares in fee-based investment products under agreement with John Hancock Funds
- fund trustees and other individuals who are affiliated with these or other John Hancock funds
- individuals transferring assets to a John Hancock growth fund from an employee benefit plan that has John Hancock funds
-  members of an approved affinity group financial services program
-  certain insurance company contract holders (one-year CDSC usually applies)
- participants in certain retirement plans with at least 100 members (one-year CDSC applies)

To utilize: if you think you may be eligible for a sales charge waiver, contact your financial representative or Investor Services, or consult the SAI.

-------------------------------------------------------------------------------
OPENING AN ACCOUNT
1  Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

   - non-retirement account: $1,000
   - retirement account: $250
   - group investments: $250
   - Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

3 Complete the appropriate parts of the account application, carefully following the instructions. If you have questions, please contact your financial representative or call Investor Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges section of the application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You can initiate any purchase, exchange or sale of shares through your financial representative.


                                                                YOUR ACCOUNT  19

BUYING SHARES



           OPENING AN ACCOUNT                                            ADDING TO AN ACCOUNT


BY CHECK

[GRAPHIC]  - Make out a check for the investment amount, payable to      - Make out a check for the investment amount payable
             "John  Hancock Investor Services Corporation."                to "John Hancock Investor Services Corporation."

           - Deliver the check and your completed application to         - Fill out the detachable investment slip from an account
             your financial representative, or mail them to Investor       statement. If no slip is available, include a note
             Services (address on next page).                              specifying the fund name, your share class, your account
                                                                           number, and the name(s) in which the account is
                                                                           registered.

                                                                         - Deliver the check and your investment slip or note to
                                                                           your financial representative, or mail them to Investor
                                                                           Services (address on next page).

BY EXCHANGE

[GRAPHIC]  - Call your financial representative or Investor Services     - Call Investor Services to request an exchange.
             to request an exchange.



BY WIRE

[GRAPHIC] - Deliver your completed application to your financial         - Instruct your bank to wire the amount of your
            representative, or mail it to Investor Services.               investment to:
                                                                           First Signature Bank & Trust
          - Obtain your account number by calling your financial           Account # 900000260
            representative or Investor Services.                           Routing # 211475000
                                                                           Specify the fund name, your share class, your account
          - Instruct your bank to wire the amount of your                  number and the name(s) in which the account is
            investment to:                                                 registered. Your bank may charge a fee to wire funds.
            First Signature Bank & Trust
            Account # 900000260
            Routing # 211475000
            Specify the fund name, your choice of share class, the
            new account number and the name(s) in which the account
            is registered. Your bank may charge a fee to wire funds.



BY PHONE

[GRAPHIC]  See "By wire" and "By exchange."                              - Verify that your bank or credit union is a member of the
                                                                           Automated Clearing House (ACH) system.

                                                                         - Complete the "Invest-By-Phone" and "Bank Information"
                                                                           sections on your account application.

                                                                         - Call Investor Services to verify that these features
                                                                           are in place on your account.

                                                                         - Tell the Investor Services representative the fund name, your share class, your account number, the name(s) in
                                                                           which the account is registered and the amount of
                                                                           your investment.



To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."

20  YOUR ACCOUNT

SELLING SHARES



                DESIGNED FOR                        TO SELL SOME OR ALL OF YOUR SHARES


BY LETTER

[GRAPHIC]      -  Accounts of any type.             -  Write a letter of instruction or complete a stock power indicating the fund
               -  Sales of any amount.                 name, your share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.
                                                    -  Include all signatures and any additional documents that may be required
                                                       (see next page).
                                                    -  Mail the materials to Investor Services.
                                                    -  A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

BY PHONE

[GRAPHIC]      -  Most accounts.                    -  For automated service 24 hours a day using your touch-tone phone, call the
               -  Sales of up to $100,000.             EASI-Line at 1-800-338-8080.
                                                    -  To place your order with a representative at John Hancock Funds, call
                                                       Investor Services between 8 A.M. and 4 P.M. Eastern Time on most business days.

BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)

[GRAPHIC]      -  Requests by letter to sell        -  Fill out the "Telephone Redemption" section of your new account application.
                  any amount (accounts of any       -  To verify that the telephone redemption privilege is in place on an account,
                  type).                               or to request the forms to add it to an existing account, call Investor
               -  Requests by phone to sell up         Services.
                  to $100,000 (accounts with        -  Amounts of $1,000 or more will be wired on the next business day. A $4 fee
                  telephone redemption                 will be deducted from your account.
                  privileges).                      -  Amounts of less than $1,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.

BY EXCHANGE

[GRAPHIC]      -  Accounts of any type.             -  Obtain a current prospectus for the fund into which you are exchanging by
               -  Sales of any amount.                 calling your financial representative or Investor Services.
                                                    -  Call Investor Services to request an exchange.



Address
John Hancock Investor Services Corporation
PO Box 9116 Boston, MA 02205-9116

Phone
1-800-275-6291

Or contact your financial representative for instructions and assistance.

To sell shares through a systematic withdrawal plan, see "Additional investor services."

                                                                YOUR ACCOUNT  21

SELLING SHARES IN WRITING In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:
-  your address of record has changed within the past 30 days
-  you are selling more than $100,000 worth of shares
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You can generally obtain a signature guarantee from the following sources:
- a broker or securities dealer
- a federal savings, cooperative or other type of bank
- a savings and loan or other thrift institution
- a credit union
- a securities exchange or clearing agency

A notary public CANNOT provide a signature guarantee.

SELLER                                                          REQUIREMENTS FOR WRITTEN REQUESTS [GRAPHIC]
------                                                          -------------------------------------------
Owners of individual, joint, sole proprietorship, UGMA/UTMA     -  Letter of instruction.
(custodial accounts for minors) or general partner accounts.    -  On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.
                                                                -  Signature guarantee if applicable (see above).

Owners of corporate or association accounts.                    -  Letter of instruction.
                                                                -  Corporate resolution, certified within the past 90 days.
                                                                -  On the letter and the resolution, the signature of the
                                                                   person(s) authorized to sign for the account.
                                                                -  Signature guarantee if applicable (see above).

Owners or trustees of trust accounts.                           -  Letter of instruction.
                                                                -  On the letter, the signature(s) of the trustee(s).
                                                                -  If the names of all trustees are not registered on the account, please also provide a copy of the trust document certified within the past 60 days.
                                                                -  Signature guarantee if applicable (see above).

Joint tenancy shareholders whose co-tenants are deceased.       -  Letter of instruction signed by surviving tenant.
                                                                -  Copy of death certificate.
                                                                -  Signature guarantee if applicable (see above).

Executors of shareholder estates.                               -  Letter of instruction signed by executor.
                                                                -  Copy of order appointing executor.
                                                                -  Signature guarantee if applicable (see above).

Administrators, conservators, guardians and other sellers or    -  Call 1-800-225-5291 for instructions.
account types not listed above.




22 YOUR ACCOUNT

--------------------------------------------------------------------------------
TRANSACTION POLICIES

VALUATION OF SHARES The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time) by dividing a class's net assets by the number of its shares outstanding.

BUY AND SELL PRICES When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

EXECUTION OF REQUESTS Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is accepted by Investor Services.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

TELEPHONE TRANSACTIONS For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, Investor Services will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are not taken, Investor Services is responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

EXCHANGES You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. Class B shares will continue to age from the original date and will retain the same CDSC rate as they had before the exchange, except that the rate will change to that of the new fund if the new fund's rate is higher. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may change or cancel its exchange privilege at any time, upon 60 days' notice to its shareholders. A fund may also refuse any exchange order.


CERTIFICATED SHARES Most shares are electronically recorded. If you wish to have certificates for your shares, please write to Investor Services. Certificated shares can only be sold by returning the certificates to Investor Services, along with a letter of instruction or a stock power and a signature guarantee.


SALES IN ADVANCE OF PURCHASE PAYMENTS When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten calendar days after the purchase.


ELIGIBILITY BY STATE You may only invest in, or exchange into, fund shares legally available in your state.



--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

ACCOUNT STATEMENTS In general, you will receive account statements as follows:
- after every transaction (except a dividend reinvestment) that affects your account balance
-  after any changes of name or address of the registered owner(s)
-  in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.


DIVIDENDS The funds generally distribute most or all of their net earnings in the form of dividends. Any capital gains are distributed annually. Most of the funds do not typically pay income dividends, with the exception of Disciplined Growth Fund and Regional Bank Fund, which typically pay income dividends semi-annually and quarterly, respectively.


                                                                 YOUR ACCOUNT 23

DIVIDEND REINVESTMENTS Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.


TAXABILITY OF DIVIDENDS As long as a fund meets the requirements for being a tax-qualified regulated investment company, which each fund has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Consequently, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.


TAXABILITY OF TRANSACTIONS Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.


SMALL ACCOUNTS (NON-RETIREMENT ONLY) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Investor Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

MONTHLY AUTOMATIC ACCUMULATION PROGRAM (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:
-  Complete the appropriate parts of your account application.
- If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Investor Services Corporation." Deliver your check and application to your financial representative or Investor Services.


SYSTEMATIC WITHDRAWAL PLAN This plan may be used for routine bill payment or periodic withdrawals from your account. To establish:
-  Make sure you have at least $5,000 worth of shares in your account.
- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).
- Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
- Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Investor Services.


RETIREMENT PLANS John Hancock Funds offers a range of qualified retirement plans, including IRAs, SEPs, 401(k) plans, 403(b) plans (including TSAs) and other pension and profit-sharing plans. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Investor Services at 1-800-225-5291.

24  YOUR ACCOUNT

FUND DETAILS
-------------------------------------------------------------------------------
BUSINESS STRUCTURE

HOW THE FUNDS ARE ORGANIZED Each John Hancock growth fund is an open-end management investment company or a series of such a company.

Each fund is supervised by a board of trustees, an independent body that has ultimate responsibility for the fund's activities. The board retains various companies to carry out the fund's operations, including the investment adviser, custodian, transfer agent and others (see diagram). The board has the right, and the obligation, to terminate the fund's relationship with any of these companies and to retain a different company if the board believes it is in the shareholders' best interests.

At a mutual fund's inception, the initial shareholder (typically the adviser) appoints the fund's board. Thereafter, the board and the shareholders determine the board's membership. The boards of the John Hancock growth funds may include individuals who are affiliated with the investment adviser. However, the majority of board members must be independent.

The funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving a management contract or approving a 12b-1 plan (12b-1 fees are explained in "Sales compensation").



                                 --------------
                                |              |
                                | SHAREHOLDERS |
                                |              |
                                 --------------


                 ----------------------------------------------
                |      FINANCIAL SERVICES FIRMS AND            |
                |            THEIR REPRESENTATIVES             |
                |                                              |
DISTRIBUTION | Advise current and prospective share- | AND SHAREHOLDER | holders on their fund investments, often |
SERVICES        | in the context of an overall financial plan. |
                 ----------------------------------------------


-------------------------------   ---------------------------------------------
|    PRINCIPAL DISTRIBUTOR    |   |             TRANSFER AGENT                 |
|                             |   |                                            |
|   John Hancock Funds, Inc.  |   | John Hancock Investor Service Corporation  |
|    101 Huntington Avenue    |   |              P.O. Box 9116                 |
|    Boston, MA 02199-7603    |   |           Boston, MA 02205-9116            |
|                             |   |                                            |
|   Markets the funds and     |   |  Handles shareholder services, including   |
| distributes shares through  |   |       recordkeeping and statements,        |
| selling brokers, financial  |   |  distribution of dividends, and processing |
|     planners and other      |   |         of buy and sell requests.          |
| financial representatives.  |   |                                            |
------------------------------    ---------------------------------------------


---------------------  ----------------------- ---------------------
|   SUBADVISER       | | INVESTMENT ADVISER  | |    CUSTODIAN      |
| DFS Advisers LLC   | |    John Hancock     | |  Investors Bank   |
|  75 State Street   | |   Advisers, Inc.    | |     & Trust Co.   |   ASSET
| Boston, MA 02109   | |101 Huntington Avenue| |  89 South Street  | MANAGEMENT
|                    | |Boston, MA 02199-7603| | Boston, MA 02111  |
| Provides portfolio | |                     | |                   |
| management services| |  Manages the funds' | | Holds the funds'  |
|    to Special      | |    business and     | | assets, settles   |
|  Equities Fund.    | |     investment      | |  all portfolio    |
|                    | |     activities.     | |trades and collects|
|                    | |                     | |   most of the     |
|                    | |                     | |  valuation data   |
|                    | |                     | |  required for     |
|                    | |                     | | calculating each  |
|                    | |                     | |   fund's NAV.     |
---------------------  ----------------------- ---------------------


                  -------------------------------------
                  |             TRUSTEES              |
                  |                                   |
                  |  Supervise the funds' activities. |
                  |                                   |
                  -------------------------------------



                                                                FUND DETAILS 25

ACCOUNTING COMPENSATION The funds compensate the adviser for performing tax and financial management services. Annual compensation for 1996 will not exceed 0.02% of each fund's average net assets.


PORTFOLIO TRADES In placing portfolio trades, the adviser may use brokerage firms that market the fund's shares or are affiliated with John Hancock Mutual Life Insurance Company, but only when the adviser believes no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price.


INVESTMENT GOALS Except for Discovery Fund, Special Opportunities Fund and Emerging Growth Fund, each fund's investment goal is fundamental and may only be changed with shareholder approval.


DIVERSIFICATION Except for Special Opportunities Fund, all of the growth funds are diversified.



--------------------------------------------------------------------------------
SALES COMPENSATION

As part of their business strategies, the funds, along with John Hancock Funds, pay compensation to financial services firms that sell the funds' shares. These firms typically pass along a portion of this compensation to your financial representative.

Compensation payments originate from two sources: from sales charges and from 12b-1 fees that are paid out of the funds' assets ("12b-1" refers to the federal securities regulation authorizing annual fees of this type). The 12b-1 fee rates vary by fund and by share class, according to Rule 12b-1 plans adopted by the funds. The sales charges and 12b-1 fees paid by investors are detailed in the fund-by-fund information. The portions of these expenses that are reallowed to financial services firms are shown on the next page.

Distribution fees may be used to pay for sales compensation to financial services firms, marketing and overhead expenses and, for Class B shares, interest expenses.


CLASS B UNREIMBURSED DISTRIBUTION EXPENSES(1)

                            UNREIMBURSED      AS A % OF
 FUND                       EXPENSES          NET ASSETS

 Disciplined Growth         $   3,620,687     3.99%

 Discovery                  $     772,708     1.81%

 Emerging Growth            $   9,697,401     3.02%

 Growth                     $     165,787     2.01%

 Regional Bank              $  41,492,867     5.90%

 Special Equities           $  15,131,619     5.42%

 Special Opportunities      $   6,051,842     4.49%



(1) As of the most recent fiscal year end covered by each fund's financial highlights. These expenses may be carried forward indefinitely.

INITIAL COMPENSATION Whenever you make an investment in a fund or funds, the financial services firm receives either a reallowance from the initial sales charge or a commission, as described below. The firm also receives the first year's service fee at this time.


ANNUAL COMPENSATION Beginning with the second year after an investment is made, the financial services firm receives an annual service fee of 0.25% of its total eligible net assets. This fee is paid quarterly in arrears.

Financial services firms selling large amounts of fund shares may receive extra compensation. This compensation, which John Hancock Funds pays out of its own resources, may include asset retention fees as well as reimbursement for marketing expenses.


26  FUND DETAILS

CLASS A INVESTMENTS


                                                         MAXIMUM
                                   SALES CHARGE          REALLOWANCE             FIRST YEAR             MAXIMUM
                                   PAID BY INVESTORS     OR COMMISSION           SERVICE FEE            TOTAL COMPENSATION(1)
                                   (% of offering price) (% of offering price)   (% of net investment)  (% of offering price)

 Up to $49,999                     5.00%                 4.01%                   0.25%                  4.25%
 $50,000 - $99,999                 4.50%                 3.51%                   0.25%                  3.75%
 $100,000 - $249,999               3.50%                 2.61%                   0.25%                  2.85%
 $250,000 - $499,999               2.50%                 1.86%                   0.25%                  2.10%
 $500,000 - $999,999               2.00%                 1.36%                   0.25%                  1.60%

 REGULAR INVESTMENTS OF
 $1 MILLION OR MORE

 First $1M - $4,999,999              --                  0.75%                   0.25%                  1.00%
 Next $1 - $5M above that            --                  0.25%                   0.25%                  0.50%
 Next $1 and more above that         --                  0.00%                   0.25%                  0.25%


 Waiver investments(2)               --                  0.00%                   0.25%                  0.25%


CLASS B INVESTMENTS



                               MAXIMUM
                               REALLOWANCE              FIRST YEAR               MAXIMUM
                               OR COMMISSION            SERVICE FEE              TOTAL COMPENSATION
                               (% of offering price)    (% of net investment)    (% of offering price)

All amounts                    3.75%                    0.25%                    4.00%




(1) Reallowance/commission percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition.
(2) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members that take advantage of the sales charge waivers described earlier in this prospectus.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.

                                                                FUND DETAILS  27

--------------------------------------------------------------------------------
MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of each fund's risk profile in the fund-by-fund information.

The funds are permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that a fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following page are brief descriptions of these securities and practices, along with the risks associated with them. The funds follow certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the performance of a John Hancock growth fund will be positive over any period of time -- days, months or years. However, stock funds as a category have historically performed better over the long term than bond or money market funds.


--------------------------------------------------------------------------------
TYPES OF INVESTMENT RISK

CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks.

CREDIT RISK The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

INFORMATION RISK The risk that key information about a security or market is inaccurate or unavailable.

INTEREST RATE risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.


LEVERAGE RISK Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

- HEDGED When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.
- SPECULATIVE To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

LIQUIDITY RISK The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MANAGEMENT RISK The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

MARKET RISK The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them.

NATURAL EVENT RISK The risk of losses attributable to natural disasters, crop failures and similar events.

OPPORTUNITY RISK The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

POLITICAL RISK The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war.

VALUATION RISK The risk that a fund has valued certain of its securities at a higher price than it can sell them for.


28  FUND DETAILS

HIGHER-RISK SECURITIES AND PRACTICES



This table shows each fund's investment limitations as a percentage of portfolio assets. In each case the principal types of risk are listed (see previous page for definitions). Numbers in this table show allowable usage only; for actual usage, consult the fund's annual/semi-annual reports.

10 Percent of total assets (roman type in brackets)
10 Percent of net assets (roman type)
 + No policy limitation on usage; fund may be using currently
 * Permitted, but has not typically been used
-- Not permitted

                                                     DISCIPLINED              EMERGING          REGIONAL   SPECIAL     SPECIAL
                                                       GROWTH     DISCOVERY    GROWTH   GROWTH    BANK    EQUITIES  OPPORTUNITIES
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICES

BORROWING; REVERSE REPURCHASE AGREEMENTS
The borrowing of money from banks or through
reverse repurchase agreements. Leverage, credit
risks.                                                   5            5        [33.3]   [33.3]     5       [33.3]     [33.3]

REPURCHASE AGREEMENTS The purchase of a security
that must later be sold back to the seller at
the same price plus interest. Credit risk.               +            +            +        +      +           +          +

SECURITIES LENDING The lending of securities to
financial institutions, which provide cash or
government securities as collateral. Credit risk.        5        [33.3]          30    [33.3]    --       [33.3]     [33.3]

SHORT SALES The selling of securities which have
been borrowed on the expectation that the market
price will drop.
- Hedged. Hedged leverage, market, correlation,
  liquidity, opportunity risks.                         --            *            *        *     --           *          *
- Speculative. Speculative leverage, market,
  liquidity risks.                                      --            *           --        *     --           *          *

SHORT-TERM TRADING  Selling a security soon after
purchase. A portfolio engaging in short-term
trading will have higher turnover and transaction
expenses. Market risk.                                   +            +            +        +      +           +          +

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
The purchase or sale of securities for delivery
at a future date; market value may change before
delivery. Market, opportunity, leverage risks.           +            +            +        +      +           +          +

----------------------------------------------------------------------------------------------------------------------------------

CONVENTIONAL SECURITIES

NON-INVESTMENT-GRADE SECURITIES Securities rated
below BBB/Baa are considered junk bonds. Credit,
market, interest rate, liquidity, valuation,
information risks.                                      --           --          [10]       5      5          --        --

FOREIGN EQUITIES

- Stocks issued by foreign companies. Market,
  currency, information, natural  event, political
  risks.                                                --          [25]           +      [15]     *           +         +
- American or European depository receipts, which
  are dollar-denominated securities typically
  issued by American or European banks and are based
  on ownership of securities issued by foreign
  companies. Market, currency, information, natural
  event, political risks.                              [10]         [25]           +      [15]     *           +         +

RESTRICTED AND ILLIQUID SECURITIES Securities not
traded on the open market. May include illiquid
Rule 144A securities. Liquidity, valuation, market
risks.                                                  15           15           10       15     15          15        15

----------------------------------------------------------------------------------------------------------------------------------

LEVERAGED DERIVATIVE SECURITIES

FINANCIAL FUTURES AND OPTIONS; SECURITIES AND INDEX
OPTIONS Contracts involving the right or obligation
to deliver or receive assets or money depending on
the performance of one or more assets or an economic
index.
- Futures and related options. Interest rate,
  currency, market, hedged or speculative leverage,
  correlation, liquidity, opportunity risks.             +            *            +        *      *           *         +
- Options on securities and indices. Interest rate,
  currency, market, hedged or speculative leverage,
  correlation, liquidity, credit, opportunity risks.     +          5(1)           +        *    5(1)          *         +

CURRENCY CONTRACTS Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.

- Hedged. Currency, hedged leverage, correlation,
  liquidity, opportunity risks.                         --        [25]             +        +      *           *         +
- Speculative. Currency, speculative leverage,
  liquidity risks.                                      --         --             --       --      *           *        --

----------------
(1) Applies to purchased options only.

                                                                 FUND DETAILS 29

FOR MORE INFORMATION
-------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock growth funds:

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
Includes financial statements, detailed performance information, portfolio holdings, a statement from portfolio management and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information on all aspects of the funds. The current annual/ semi-annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference (is legally a part of this prospectus).

To request a free copy of the current annual/semi-annual report or SAI, please write or call:

John Hancock Investor Services Corporation
P.O. Box 9116
Boston, MA 02205-9116
Telephone: 1-800-225-5291
EASI-Line: 1-800-338-8080
TDD: 1-800-544-6713



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